UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2003

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Compass Capital Management Inc.
Address: 706 Second Avenue South, Ste 400
         Minneapolis, MN  55402

13F File Number:  28-05098

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      David M. Carlson
Title:     Principal/Founder
Phone:     612- 338-4051

Signature, Place, and Date of Signing:

     /s/  David M. Carlson     Minneapolis, MN     August 05, 2003


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     48

Form13F Information Table Value Total:     $168,248 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
A D C TELECOMMUNICATIONS       COM              000886101       53    22900 SH       SOLE                        0        0    22900
AMERICAN INTL GROUP INC        COM              026874107      206     3727 SH       SOLE                        0        0     3727
AUTOMATIC DATA PROCESSING IN   COM              053015103     5243   154850 SH       SOLE                        0        0   154850
AUTOZONE INC                   COM              053332102      220     2892 SH       SOLE                        0        0     2892
BEMIS INC                      COM              081437105     5090   108755 SH       SOLE                        0        0   108755
BIOMET INC                     COM              090613100     5343   186219 SH       SOLE                        0        0   186219
BP PLC                         SPONSORED ADR    055622104      284     6760 SH       SOLE                        0        0     6760
CARDINAL HEALTH INC            COM              14149Y108     5769    89724 SH       SOLE                        0        0    89724
CHEVRONTEXACO CORP             COM              166764100      266     3683 SH       SOLE                        0        0     3683
CISCO SYS INC                  COM              17275r102     5986   356550 SH       SOLE                        0        0   356550
COCA COLA CO                   COM              191216100      308     6630 SH       SOLE                        0        0     6630
COMPUTER SCIENCES CORP         COM              205363104     5108   133985 SH       SOLE                        0        0   133985
CONAGRA FOODS INC              COM              205887102     9157   388020 SH       SOLE                        0        0   388020
CVS CORP                       COM              126650100     5242   187005 SH       SOLE                        0        0   187005
Dodge & Cox Stock Fund         EQ MF            256219106     2621    27218 SH       SOLE                        0        0    27218
Dreyfus Appreciation           EQ MF            261970107     2561    75934 SH       SOLE                        0        0    75934
EXXON MOBIL CORP               COM              30231g102      877    24432 SH       SOLE                        0        0    24432
FEDERAL SIGNAL CORP            COM              313855108     4447   253115 SH       SOLE                        0        0   253115
FRANKLIN RES INC               COM              354613101     5267   134810 SH       SOLE                        0        0   134810
GENERAL ELEC CO                COM              369604103      253     8830 SH       SOLE                        0        0     8830
Harbor Capital Appreciation    EQ MF            411511504     2495   110187 SH       SOLE                        0        0   110187
Harbor International Fund      EQ MF            411511306      351    11927 SH       SOLE                        0        0    11927
HEWLETT PACKARD CO             COM              428236103     5599   262870 SH       SOLE                        0        0   262870
HOME DEPOT INC                 COM              437076102     5893   177943 SH       SOLE                        0        0   177943
ILLINOIS TOOL WKS INC          COM              452308109     5404    82068 SH       SOLE                        0        0    82068
INTEL CORP                     COM              458140100      231    11100 SH       SOLE                        0        0    11100
INTERNATIONAL BUSINESS MACHS   COM              459200101      489     5928 SH       SOLE                        0        0     5928
JOHNSON & JOHNSON              COM              478160104      282     5460 SH       SOLE                        0        0     5460
KOHLS CORP                     COM              500255104     4615    89820 SH       SOLE                        0        0    89820
MCDONALDS CORP                 COM              580135101     5956   270010 SH       SOLE                        0        0   270010
MEDTRONIC INC                  COM              585055106     6508   135659 SH       SOLE                        0        0   135659
MERCK & CO INC                 COM              589331107     6299   104035 SH       SOLE                        0        0   104035
MICROSOFT CORP                 COM              594918104     5394   210379 SH       SOLE                        0        0   210379
Mutual Beacon                  EQ MF            628380305     2486   200007 SH       SOLE                        0        0   200007
PFIZER INC                     COM              717081103     5762   168723 SH       SOLE                        0        0   168723
Royce Premier                  EQ MF            780905600     3326   311753 SH       SOLE                        0        0   311753
SHERWIN WILLIAMS CO            COM              824348106     4947   184045 SH       SOLE                        0        0   184045
SIGMA ALDRICH CORP             COM              826552101     5502   101285 SH       SOLE                        0        0   101285
STATE STR CORP                 COM              857477103     5068   128626 SH       SOLE                        0        0   128626
SUNGARD DATA SYS INC           COM              867363103     5307   204830 SH       SOLE                        0        0   204830
SYSCO CORP                     COM              871829107     5105   169953 SH       SOLE                        0        0   169953
TARGET CORP                    COM              87612E106      779    20575 SH       SOLE                        0        0    20575
VALSPAR CORP                   COM              920355104     2454    58133 SH       SOLE                        0        0    58133
Vanguard Index 500             EQ MF            922908108     4500    49986 SH       SOLE                        0        0    49986
Vanguard International Growth  EQ MF            921910204      349    26343 SH       SOLE                        0        0    26343
WAL MART STORES INC            COM              931142103     5166    96253 SH       SOLE                        0        0    96253
Wasatch Small Cap Growth Fund  EQ MF            936772102     3478   112818 SH       SOLE                        0        0   112818
WELLS FARGO & CO NEW           COM              949746101      202     4000 SH       SOLE                        0        0     4000